401(k) plan (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan Employer Match			50.00%
Defined Contribution Plan Maximum Percentage of Match Contributions			6.00%
Defined Contribution Plan, Cost Recognized (in Dollars)	$ 0	$ 9,664	$ 9,664	$ 73,797
Defined Contribution Plan, Cost Recognized	$ 0	$ 9,664	$ 9,664	$ 73,797